Expense Example - Transamerica ClearTrack 2040	R6 1 year	R6 3 years	R6 5 years	R6 10 years	R1 1 year	R1 3 years	R1 5 years	R1 10 years	R3 1 year	R3 3 years	R3 5 years	R3 10 years
USD ($)	56	185	325	734	122	389	677	1,496	97	311	543	1,209